Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (42.8%)
U.S. Government Securities (12.4%)
	United States Treasury Note/Bond	0.625%	7/31/26	156,000	150,485
[1]	United States Treasury Note/Bond	1.875%	7/31/26	90,000	88,000
[2]	United States Treasury Note/Bond	4.375%	7/31/26	205,500	206,319
	United States Treasury Note/Bond	3.750%	8/31/26	431,741	430,695
	United States Treasury Note/Bond	4.500%	5/15/27	70,000	70,924
	United States Treasury Note/Bond	2.625%	5/31/27	148,000	144,942
[1,2]	United States Treasury Note/Bond	0.500%	6/30/27	46,338	43,478
	United States Treasury Note/Bond	4.125%	11/15/27	89,789	90,624
	United States Treasury Note/Bond	3.875%	11/30/27	85,000	85,322
	United States Treasury Note/Bond	4.250%	2/15/28	210,950	213,809
[1]	United States Treasury Note/Bond	3.750%	4/15/28	146,511	146,711
	United States Treasury Note/Bond	3.500%	4/30/28	288,211	286,646
	United States Treasury Note/Bond	1.250%	5/31/28	36,746	34,280
[1]	United States Treasury Note/Bond	1.000%	7/31/28	162,698	149,987
	United States Treasury Note/Bond	4.125%	7/31/28	87,895	88,959
	United States Treasury Note/Bond	1.125%	8/31/28	120,000	110,803
	United States Treasury Note/Bond	1.250%	9/30/28	113,183	104,703
[1]	United States Treasury Note/Bond	4.625%	9/30/28	124,247	127,703
	United States Treasury Note/Bond	1.375%	10/31/28	101,287	93,904
	United States Treasury Note/Bond	4.375%	11/30/28	191,722	195,736
[1]	United States Treasury Note/Bond	3.750%	12/31/28	179,346	179,514
[3]	United States Treasury Note/Bond	1.750%	1/31/29	226,500	211,583
	United States Treasury Note/Bond	4.000%	1/31/29	122,300	123,408
	United States Treasury Note/Bond	4.250%	2/28/29	119,200	121,314
	United States Treasury Note/Bond	2.375%	3/31/29	40,000	38,113
	United States Treasury Note/Bond	2.875%	4/30/29	60,000	58,167
	United States Treasury Note/Bond	4.625%	4/30/29	153,399	158,205
	United States Treasury Note/Bond	3.875%	9/30/29	40,000	40,188
	United States Treasury Note/Bond	4.250%	1/31/30	100,000	101,992
	United States Treasury Note/Bond	4.000%	2/28/30	40,000	40,397
					3,936,911
Conventional Mortgage-Backed Securities (28.3%)
[4,5]	Fannie Mae Pool	1.290%	2/1/31	3,056	2,638
[4,5]	Fannie Mae Pool	1.540%	8/1/31	13,750	11,800
[4,5]	Fannie Mae Pool	1.910%	10/1/31	11,871	10,300
[4,5]	Fannie Mae Pool	1.930%	1/1/32	1,652	1,437
[4,5]	Fannie Mae Pool	2.370%	12/1/29	11,100	10,306
[4,5]	Fannie Mae Pool	2.640%	9/1/32	3,802	3,394
[4,5]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	11,323	9,965
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	18,666	16,952
[4,5]	Fannie Mae Pool	3.520%	9/1/32	23,875	22,617
[4,5]	Fannie Mae Pool	3.540%	7/1/32	4,711	4,468
[4,5]	Fannie Mae Pool	3.560%	9/1/32	6,757	6,422
[4,5]	Fannie Mae Pool	3.580%	9/1/32	9,038	8,587
[4,5]	Fannie Mae Pool	3.820%	1/1/33	2,131	2,047
[4,5]	Fannie Mae Pool	3.830%	8/1/32	5,350	5,166
[4,5]	Fannie Mae Pool	3.890%	10/1/31	9,527	9,286
[4,5]	Fannie Mae Pool	4.105%	5/1/30	27,644	27,541
[4,5]	Fannie Mae Pool	4.180%	11/1/32	1,600	1,574
[4,5]	Fannie Mae Pool	4.230%	4/1/30	26,300	26,350
[4,5]	Fannie Mae Pool	4.300%	5/1/30	3,600	3,618
[4,5]	Fannie Mae Pool	4.320%	4/1/32	9,068	9,027
[4,5]	Fannie Mae Pool	4.340%	9/1/31	2,500	2,492
[4,5]	Fannie Mae Pool	4.360%	1/1/30	54,979	55,402
[4,5]	Fannie Mae Pool	4.380%	6/1/30	26,433	26,655
[4,5]	Fannie Mae Pool	4.390%	5/1/30	4,800	4,842
[4,5]	Fannie Mae Pool	4.480%	12/1/29	56,982	57,691
[4,5]	Fannie Mae Pool	4.490%	12/1/29	16,465	16,676
[4,5]	Fannie Mae Pool	4.510%	5/1/33	19,708	19,751
[4,5]	Fannie Mae Pool	4.530%	1/1/30–5/1/30	40,932	41,398
[4,5]	Fannie Mae Pool	4.600%	11/1/29	9,490	9,647
[4,5]	Fannie Mae Pool	4.620%	4/1/31	4,194	4,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae Pool	4.630%	5/1/31	8,119	8,233
[4,5]	Fannie Mae Pool	4.650%	9/1/30	14,502	14,754
[4,5]	Fannie Mae Pool	4.710%	2/1/30	20,801	21,251
[4,5]	Fannie Mae Pool	4.750%	2/1/32	20,621	21,009
[4,5]	Fannie Mae Pool	4.860%	5/1/31	5,581	5,726
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	1,176	1,131
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	4,810	4,336
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	35,385	32,488
[4,5]	Freddie Mac Gold Pool	3.710%	7/1/29	18,826	18,515
[4,5]	Freddie Mac Gold Pool	3.934%	9/1/29	113,971	112,964
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/29–5/1/49	453,046	448,527
[4,5]	Freddie Mac Gold Pool	4.150%	2/1/30	11,893	11,852
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/47	14,909	14,757
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	2,670	2,702
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/40	1,195	1,239
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/37	20	21
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/38	40	44
[4]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	388	344
[4]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	9,816	8,865
[4]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	2,789	2,585
[4]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	1,905	1,833
[4]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	9,207	9,094
[4]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	350	355
[4]	Ginnie Mae I Pool	5.500%	2/15/41	74	76
[4]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	660	688
[4]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	247,649	201,880
[4]	Ginnie Mae II Pool	2.500%	3/20/43–6/20/52	241,462	205,050
[4,6]	Ginnie Mae II Pool	3.000%	3/20/27–7/15/55	241,187	214,189
[1,4,6]	Ginnie Mae II Pool	3.500%	5/20/46–7/15/55	196,957	180,061
[4]	Ginnie Mae II Pool	4.000%	2/20/34–10/20/52	160,313	150,876
[4]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	161,997	156,955
[4,6]	Ginnie Mae II Pool	5.000%	4/20/40–7/15/55	236,136	232,900
[4,6]	Ginnie Mae II Pool	5.500%	4/20/40–7/15/55	315,810	318,590
[4,6]	Ginnie Mae II Pool	6.000%	2/20/41–7/15/55	173,247	177,320
[4]	Ginnie Mae II Pool	6.500%	9/20/53–1/20/55	85,480	88,673
[4]	Ginnie Mae II Pool	7.000%	3/20/55–4/20/55	9,372	9,701
[4,5]	UMBS Pool	1.500%	3/1/36–7/1/51	324,723	263,121
[4,5]	UMBS Pool	2.000%	5/1/28–3/1/52	1,386,972	1,139,843
[4,5,6]	UMBS Pool	2.500%	12/1/35–7/25/55	983,219	838,043
[4,5,6]	UMBS Pool	3.000%	7/1/32–7/25/55	597,584	532,723
[4,5]	UMBS Pool	3.500%	11/1/31–1/1/53	383,919	352,840
[4,5]	UMBS Pool	4.000%	5/1/32–5/1/53	356,542	338,018
[4,5]	UMBS Pool	4.500%	12/1/39–2/1/54	324,413	315,898
[4,5,6]	UMBS Pool	5.000%	6/1/39–7/25/55	898,784	897,555
[4,5,6]	UMBS Pool	5.500%	12/1/38–7/25/55	603,836	608,492
[4,5,6]	UMBS Pool	6.000%	10/1/52–7/25/55	226,639	234,641
[4,5]	UMBS Pool	6.500%	9/1/36–6/1/55	276,226	287,490
[4,5]	UMBS Pool	7.000%	10/1/37–4/1/55	52,408	55,121
					8,975,675
Nonconventional Mortgage-Backed Securities (2.1%)
[4,5]	Fannie Mae REMICS	1.500%	5/25/51	6,226	5,158
[4,5]	Fannie Mae REMICS	1.750%	9/25/49	123,388	104,803
[4,5]	Fannie Mae REMICS	2.000%	3/25/50	9,128	7,649
[4,5]	Fannie Mae REMICS	3.000%	12/25/44	1,269	1,159
[4,5]	Fannie Mae REMICS	4.500%	8/25/49	12,360	12,158
[4,5]	Freddie Mac REMICS	0.750%	10/25/44	9,891	7,822
[4,5]	Freddie Mac REMICS	1.000%	9/25/51	4,191	3,398
[4,5]	Freddie Mac REMICS	1.250%	10/25/50	19,209	15,210
[4,5]	Freddie Mac REMICS	1.500%	6/25/49–10/25/51	173,033	138,482
[4,5]	Freddie Mac REMICS	1.750%	5/25/51	44,588	36,277
[4,5]	Freddie Mac REMICS	2.500%	12/25/48–9/25/49	78,236	68,727
[4,5]	Freddie Mac REMICS	4.500%	10/15/41	30,607	30,201
[4]	Ginnie Mae REMICS	1.250%	4/20/51	10,741	8,432
[4]	Ginnie Mae REMICS	1.500%	4/20/51–5/20/51	10,653	8,885
[4]	Ginnie Mae REMICS	2.500%	7/20/50	51,078	44,627
[4]	Ginnie Mae REMICS	3.000%	6/20/43–2/20/48	73,214	67,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ginnie Mae REMICS	3.500%	5/20/48	106,000	99,640
					660,442
Total U.S. Government and Agency Obligations (Cost $13,674,303)					13,573,028
Asset-Backed/Commercial Mortgage-Backed Securities (22.7%)
[4]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	22,947	23,109
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	5,780	5,882
[4]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	13,020	13,213
[4]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	9,570	9,561
[4]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	5,280	5,263
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	1,786	1,813
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/32	1,804	1,830
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	2,961	2,983
[4]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	29,970	31,178
[4,7]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/29	4,700	4,701
[4,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	2,650	2,674
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	19,020	19,201
[4,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	10,080	9,901
[4,7]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	15,720	15,003
[4,7]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	1,185	1,183
[4,7]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	5,620	5,713
[4,7]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	6,700	6,690
[4,7]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/34	4,380	4,422
[4,7]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/30	5,520	5,581
[4,7]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/30	6,980	7,065
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/29	4,840	4,876
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	8,450	8,619
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	7,170	7,367
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	20,350	21,270
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	10,560	10,835
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	11,470	11,717
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	6,220	6,288
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/31	8,710	8,860
[4]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	21,520	21,612
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	280	276
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	4,288	4,194
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,089
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	11,289
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	1,370	1,324
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	518	513
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	1,590	1,584
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	9,590	9,383
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	15,870	14,769
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	14,280	13,342
[4]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,711
[4]	BANK Series 2021-BNK35	2.067%	6/15/64	8,950	8,308
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	4,150	3,597
[4]	BANK Series 2022-BNK40	3.504%	3/15/64	16,085	14,778
[4]	BANK Series 2022-BNK40	3.504%	3/15/64	14,820	14,236
[4]	BANK Series 2022-BNK40	3.504%	3/15/64	1,580	1,410
[4]	BANK Series 2022-BNK41	3.916%	4/15/65	5,220	4,901
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	22,550	21,806
[4]	BANK Series 2024-5YR7	5.769%	6/15/57	34,646	36,008
[4]	BANK Series 2024-5YR9	5.614%	8/15/57	18,740	19,402
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	28,220	29,677
[4]	BANK Series 2024-BNK48	5.053%	10/15/57	28,610	28,749
[4]	BANK Series 2025-BNK49	5.623%	3/15/58	53,620	56,033
[4]	BANK Series 2025-BNK49	6.025%	3/15/58	16,090	16,902
[4]	BANK Series 2025-BNK50	5.875%	5/15/68	5,608	5,896
[4,7]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	9,917	9,984
[4,7]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	9,570	9,704
[4,7]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	7,725	7,888
[4,7]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	5,600	5,709
[4,7]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/31	3,350	3,374
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	325
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	11,890	11,471
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	12,226
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,303
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	1,700	1,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,100	6,259
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,230	2,809
[4]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	9,864	9,493
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	13,320	13,125
[4]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,578
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	2,600	2,893
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	7,500	7,828
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	1,410	1,474
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	8,450	8,618
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	9,138	9,439
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	4,530	4,692
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	12,610	13,333
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	5,050	5,190
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	24,280	25,152
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	14,070	14,485
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	43,360	45,569
[4]	BBCMS Trust Series 2021-C10	2.268%	7/15/54	13,560	12,694
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	28,720	25,689
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	9,020	8,822
[4]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,080
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,659
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	4,144
[4]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/54	11,195	10,319
[4]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/54	9,540	8,826
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	22,810	22,200
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	10,416	10,823
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	9,700	10,120
[4]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	16,810	17,731
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	7,940	8,124
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	15,510	16,602
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	9,790	10,116
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	10,250	10,881
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	33,080	34,327
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	25,070	26,110
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	3,070	3,199
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	43,670	45,825
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	10,740	11,060
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	40,230	42,076
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	10,730	11,179
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	6,930	7,044
[4]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	9,040	9,245
[4,7]	BSTN Commercial Mortgage Trust Series 2025-1C	5.548%	6/15/44	9,930	10,153
[4,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	5,521	5,148
[4]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	10,550	10,560
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,989
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,868
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	30,800	31,184
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	20,300	20,813
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	30,670	30,864
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	2,500	2,526
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,890
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,542
[4]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/29	3,340	3,365
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,720	3,760
[4]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	21,151	21,280
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	16,460	16,728
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	19,800	20,462
[4]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	8,680	8,734
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	4,090	4,153
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	21,950	22,111
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	4,290	4,346
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	1,941	1,958
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	30,750	31,162
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	4,430	4,511
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/30	4,420	4,477
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	7,783	7,659
[4]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	533	532
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	12,210	12,282
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	14,100	14,258
[4,7]	CCG Receivables Trust Series 2025-1	4.480%	10/14/32	7,640	7,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	4,832	4,715
[4]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,249	6,136
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	471
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	3,090	2,999
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	1,450	1,398
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	4,023	3,954
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,341
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	10,050	10,139
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	6,300	6,430
[4,7]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	14,940	15,401
[4,7]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	4,480	4,625
[4,7]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	15,600	15,925
[4,7]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	10,960	11,154
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	3,490	3,565
[4]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	19,700	20,052
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	875	859
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,961
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	710	694
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,453
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	5,620	5,527
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	64
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	7,834	7,589
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	29,719	27,812
[4,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	28,659	29,205
[4,7]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	56,820	57,504
[4,7]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	23,800	24,202
[4,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	4,910	4,958
[4,7]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	11,570	11,759
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,563
[4]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	13,486	13,529
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	4,920	4,956
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	31,180	31,592
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	7,750	7,874
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	11,210	10,437
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	13,399	13,407
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.755%	3/25/45	26,981	27,145
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	10,765	10,769
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	615	613
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	2,814	2,785
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,671
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	8,331
[4]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	1,500	1,395
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	16,254
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	15,269	13,413
[4,7]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/30	6,380	6,419
[4,7]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/31	5,320	5,371
[4,7]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/31	1,260	1,275
[4]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	36,750	36,974
[4,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	8,020	8,261
[4,7]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	9,550	9,716
[4,7]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	4,660	4,772
[4,7]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	4,840	4,936
[4,7]	DLLST LLC Series 2024-1A	4.930%	4/22/30	3,020	3,045
[4]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/32	26,870	27,017
[4]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/32	39,230	39,478
[4,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.220%	10/25/56	79	78
[4,7]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	5,640	5,714
[4,7]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	4,050	4,134
[4,7]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	7,260	7,299
[4,7]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	7,400	7,485
[4,7]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	5,650	5,733
[4,7]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	7,910	8,083
[4,7]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/29	12,850	12,914
[4,7]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/31	13,700	13,787
[4,5]	Fannie Mae-Aces Series 2024-M5	4.720%	10/25/33	40,800	41,202
[4,5]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/32	61,197	62,334
[4,7]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	4,930	4,994
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	3.700%	6/25/33	22,745	21,466
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K536	4.850%	1/25/30	19,400	19,910
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	20,880	21,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	15,370	15,445
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	8,850	9,001
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	20,520	20,930
[4]	First National Master Note Trust Series 2025-1	4.850%	2/15/30	31,640	32,192
[4]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,844
[4]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	5,360	5,397
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	6,280	6,327
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/29	8,250	8,337
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	3,850	3,875
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	20,314
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,963
[4]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,412
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	18,100	18,361
[4,7]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	19,210	19,785
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,555
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	24,354	24,487
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	7,760	7,861
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	13,000	13,315
[4,7]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	16,280	16,591
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	13,300	13,536
[4]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	13,120	13,368
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	35,370	35,724
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	4,370	4,432
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	3,830	3,880
[4,7]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/37	25,830	26,345
[4,7]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	17,110	17,412
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	16,350	16,524
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	25,430	25,538
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	18,060	18,379
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	28,550	28,595
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	20,040	20,066
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	87,740	88,708
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	8,600	8,657
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	9,214	9,199
[4,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	31,526	29,116
[4,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	21,294	20,223
[4,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	19,657	19,741
[4,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	59,768	60,221
[4,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	85,648	86,404
[4,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	52,468	53,149
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/29	13,880	13,970
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	9,560	9,617
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/29	6,930	6,987
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/29	6,160	6,205
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,886
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	9,010
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	5,260	5,289
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	2,017
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	6,130	6,145
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	22,300	22,440
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	13,860	14,085
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	13,000	13,150
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	5,900	5,969
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	10,940	11,143
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	9,070	9,118
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/30	11,170	11,350
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	1,600	1,626
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/31	2,220	2,232
[4,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	24,970	25,539
[4,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	28,020	29,317
[4,7]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	11,540	11,795
[4,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	2,590	2,612
[4,7]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	5,840	5,941
[4,7]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	23,690	23,910
[4,7]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	18,390	18,936
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	27,580	27,982
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	15,350	15,723
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	21,650	21,741
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	6,460	6,491
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	39,480	39,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	3,430	3,462
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/29	4,370	4,384
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	6,950	7,014
[4,7]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	31,180	30,093
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	13,040	13,140
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	9,430	9,593
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	6,820	6,835
[4,7]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	12,260	12,331
[4]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	704
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,531
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,441	5,047
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	16,173	14,579
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/53	2,809	2,496
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	8,396
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	11,340	11,621
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/33	7,790	7,934
[4,7]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,000	2,881
[4]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,911
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	11,050	11,141
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	19,873	20,001
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	18,750	18,963
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	21,820	22,154
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	22,160	22,604
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	32,680	32,756
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	3,050	3,067
[4,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/45	28,140	28,872
[4,7]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	5,970	6,015
[4,7]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.649%	1/13/40	16,100	16,597
[4,7]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	7,545	7,607
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	5,980	6,018
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	8,540	8,649
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	5,890	5,918
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	20,490	20,625
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.830%	1/18/28	19,210	19,381
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	7,280	7,366
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	5,060	5,121
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/29	5,780	5,828
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/29	10,630	10,747
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	8,810	8,823
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	18,797	18,917
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	6,930	7,054
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	11,320	11,628
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	13,710	13,833
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	11,160	11,363
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	7,030	7,082
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	4,160	4,179
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/30	5,820	5,869
[4,7]	IRV Trust Series 2025-200P	5.471%	3/14/47	15,490	15,661
[4]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	11,682	11,744
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	7,620	7,713
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,490
[4,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	23,930	20,355
[4,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	22,434	19,109
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,788	1,771
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	349
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	60
[4,7]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,579
[4,7]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,605
[4,7]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	18,060	18,210
[4,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	6,520	6,622
[4,7]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	10,040	10,166
[4,7]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	10,380	10,590
[4,7]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/30	4,550	4,584
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	5,360	5,457
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	3,310	3,386
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/29	7,370	7,386
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	3,090	3,110
[4,7]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/29	20,790	20,926
[4,7]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	7,730	7,831
[4,7]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	9,040	9,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	7,920	8,099
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	10,390	10,515
[4,7]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	12,150	12,290
[4,7]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	7,030	7,148
[4,7]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/29	10,210	10,346
[4,7]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/32	3,860	3,915
[4,7]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,776
[4,7]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	8,350	8,474
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	5,126	5,114
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	629	621
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,314
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	1,000	991
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	15,228	14,884
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	18,810	17,560
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,281
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	35,100	32,152
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	13,116	13,398
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	8,108	8,063
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	9,640	10,324
[4,7]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	11,630	11,691
[4,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.004%	3/15/72	2,208	2,227
[4,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	4,590	4,627
[4,7]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	30,800	31,000
[4]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	4,580	4,606
[4]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/28	36,020	36,425
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	10,060	10,192
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	4,240	4,285
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	12,360	12,471
[4]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	19,160	19,577
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	9,870	9,891
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	3,130	3,152
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/31	4,040	4,082
[4,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	14,413	13,130
[4,7]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	52,670	52,956
[4,7]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	6,880	6,922
[4,7]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	7,060	7,105
[4,7]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	33,085	33,407
[4,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	17,230	17,525
[4,7]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	30,690	31,066
[4,7]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	14,090	14,146
[4,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	5,638	5,664
[4,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	21,034	21,198
[4,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	108,664	109,488
[4,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	45,607	46,209
[4,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	74,426	75,082
[4,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	36,751	37,233
[4,7]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/56	7,401	7,422
[4,7]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	39,907	40,408
[4,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	40,251	40,053
[4,7]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/56	49,000	49,615
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	10,450	10,504
[4,7]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	11,820	12,041
[4,7]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	7,110	7,162
[4,7]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/30	5,970	6,031
[4,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,232	4,129
[4,7]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,132	5,127
[4,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	7,488	7,171
[4,7]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	6,841	6,533
[4,7]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	10,589	9,987
[4,7]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	16,092	15,171
[4,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	17,570	16,523
[4,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	18,990	17,993
[4,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	3,510	3,316
[4,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	7,750	7,296
[4,6,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	16,510	15,519
[4,6,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	8,940	8,223
[4,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	26,428	26,997
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	1,271	1,281
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/33	1,056	1,062
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	1,450	1,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	6,123	6,154
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	1,850	1,861
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	11,910	12,089
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	13,500	13,512
[4]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/29	39,370	39,521
[4]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/31	54,120	54,591
[4]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/31	34,890	35,264
[4,7]	SBNA Auto Lease Trust Series 2025-A	4.830%	4/20/28	17,750	17,861
[4,7]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	5,970	6,034
[4,7]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	7,440	7,462
[4,7]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	4,640	4,684
[4,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	3,090	3,173
[4,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	3,350	3,395
[4,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	13,662	13,761
[4,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	3,922	3,966
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	5,890	5,972
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	6,900	6,984
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	3,970	4,071
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	8,180	8,263
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/30	10,660	10,772
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	7,710	7,846
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	2,000	2,044
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/31	20,880	20,957
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	3,760	3,787
[4,7]	SLG Office Trust Series 2021-OVA	2.585%	7/15/41	8,025	7,039
[4,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	37	36
[4,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	125	124
[4,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	232	229
[4,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	16	15
[4,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	11	11
[4,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/28	25,180	25,279
[4,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/29	7,010	7,051
[4,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/29	5,980	6,003
[4]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	49,700	50,602
[4]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	34,680	35,141
[4]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	39,770	40,355
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	59,965	60,522
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/31	46,940	47,665
[4,7]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	8,970	9,018
[4,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	11,470	11,566
[4,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	6,070	6,180
[4,7]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	18,020	18,041
[4,7]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	26,750	27,089
[4,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	12,870	12,780
[4,7]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	18,060	18,422
[4,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	4,650	4,792
[4,7]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/38	66,430	67,317
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,922
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,612
[4]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,611
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,351
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	27,670	27,833
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	27,381	27,529
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	12,880	13,058
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	6,965	7,062
[4]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	14,340	14,711
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	13,230	13,286
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	3,090	3,113
[4,7]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	16,680	16,811
[4,7]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	10,960	11,062
[4,7]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	11,670	11,803
[4,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	18,260	18,557
[4,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	8,018	7,903
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,710	1,676
[4,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	2,700	2,739
[4,7]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/30	3,845	3,892
[4,7]	Verizon Master Trust Series 2023-3	4.880%	4/21/31	14,570	14,660
[4]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	35,930	36,235
[4,7]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	26,840	27,047
[4,7]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	9,350	9,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	23,920	24,398
[4,7]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	33,560	34,191
[4]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	9,225	9,380
[4,7]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	11,440	11,730
[4]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	41,654	41,709
[4,7]	Verizon Master Trust Series 2024-7	4.600%	8/20/32	32,172	31,935
[4]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	43,740	44,270
[4]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	11,270	11,369
[4]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	5,850	5,902
[4,7]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	61,910	63,456
[4,7]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	6,410	6,518
[4]	Verizon Master Trust Series 2025-3	4.510%	3/20/30	36,480	36,640
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	21,260	21,341
[4,7]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	33,329	33,847
[4,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	12,320	12,446
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	22,405	22,507
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	51,350	51,880
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	3,330	3,360
[4,7]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/29	12,610	12,691
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,123
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,259
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,134
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,978
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,079
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	6,170	6,106
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,079
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	6,370	6,339
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	664	662
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	1,820	1,806
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,669
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	26,660	27,223
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	9,266
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,509
[4]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,049
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,586
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,390	4,415
[4]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	21,645	21,739
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	8,940	9,050
[4]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	9,905	10,185
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	13,540	13,701
[4]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	13,320	13,611
[4]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/30	13,280	13,573
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	4,930	5,032
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/31	9,365	9,488
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	1,260	1,279
[4]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/30	8,260	8,292
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,123,699)					7,185,492
Corporate Bonds (29.8%)
Communications (1.0%)
	Alphabet Inc.	4.500%	5/15/35	26,060	25,712
	AT&T Inc.	3.800%	2/15/27	9,299	9,227
	AT&T Inc.	4.350%	3/1/29	15,000	15,031
[4]	AT&T Inc.	4.300%	2/15/30	7,000	6,979
	AT&T Inc.	4.700%	8/15/30	3,050	3,078
	AT&T Inc.	2.750%	6/1/31	35,000	31,717
	AT&T Inc.	5.375%	8/15/35	21,180	21,556
	Comcast Corp.	4.150%	10/15/28	20,135	20,099
	Comcast Corp.	4.550%	1/15/29	11,670	11,801
	Comcast Corp.	5.100%	6/1/29	11,000	11,354
	Comcast Corp.	2.650%	2/1/30	10,970	10,190
	Comcast Corp.	3.400%	4/1/30	11,500	11,036
	Comcast Corp.	1.950%	1/15/31	10,000	8,762
	Comcast Corp.	4.250%	1/15/33	18,400	17,776
	Comcast Corp.	5.300%	6/1/34	9,600	9,835
	Meta Platforms Inc.	3.850%	8/15/32	11,350	10,915
	Meta Platforms Inc.	4.750%	8/15/34	12,500	12,557
[7]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,780
	Sprint Capital Corp.	8.750%	3/15/32	4,615	5,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.375%	4/15/29	28,710	27,647
	T-Mobile USA Inc.	4.200%	10/1/29	25,718	25,543
	T-Mobile USA Inc.	3.875%	4/15/30	18,870	18,322
	T-Mobile USA Inc.	5.150%	4/15/34	7,000	7,090
					325,606
Consumer Discretionary (1.7%)
[4]	American Honda Finance Corp.	2.350%	1/8/27	25,000	24,266
[4]	American Honda Finance Corp.	4.450%	10/22/27	9,375	9,405
	American Honda Finance Corp.	4.600%	4/17/30	26,580	26,588
[4]	American Honda Finance Corp.	1.800%	1/13/31	12,000	10,301
[4]	American Honda Finance Corp.	5.050%	7/10/31	17,590	17,823
[4]	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,350
	AutoZone Inc.	4.750%	8/1/32	10,000	9,955
	AutoZone Inc.	5.400%	7/15/34	60,000	61,400
[7]	BMW US Capital LLC	4.900%	4/2/27	49,000	49,479
	General Motors Co.	4.200%	10/1/27	8,410	8,324
	General Motors Co.	6.800%	10/1/27	4,205	4,379
	General Motors Financial Co. Inc.	4.350%	1/17/27	25,230	25,084
	General Motors Financial Co. Inc.	2.700%	8/20/27	2,815	2,703
	General Motors Financial Co. Inc.	5.950%	4/4/34	5,000	5,072
	Home Depot Inc.	2.700%	4/15/30	16,365	15,286
	Home Depot Inc.	4.850%	6/25/31	4,735	4,857
	Home Depot Inc.	1.875%	9/15/31	8,965	7,726
	Home Depot Inc.	3.250%	4/15/32	12,425	11,505
	Hyatt Hotels Corp.	5.750%	3/30/32	4,650	4,775
	Marriott International Inc.	4.800%	3/15/30	10,000	10,098
[7]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	14,530	14,649
[7]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	41,315	41,551
[7]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	29,360
[7]	Mercedes-Benz Finance North America LLC	4.850%	1/11/29	20,000	20,172
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,271
[4]	Toyota Motor Credit Corp.	5.250%	9/11/28	15,000	15,479
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	19,616
	Toyota Motor Credit Corp.	5.050%	5/16/29	20,930	21,505
	Toyota Motor Credit Corp.	5.550%	11/20/30	5,505	5,796
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,450	19,980
[4]	Toyota Motor Credit Corp.	4.600%	10/10/31	15,185	15,206
[4]	Toyota Motor Credit Corp.	4.800%	1/5/34	17,205	17,192
					549,153
Consumer Staples (2.3%)
	Altria Group Inc.	4.875%	2/4/28	6,970	7,064
	Altria Group Inc.	4.800%	2/14/29	11,773	11,908
	Altria Group Inc.	5.625%	2/6/35	14,635	14,929
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	31,000	29,914
	BAT Capital Corp.	3.557%	8/15/27	48,389	47,602
	BAT Capital Corp.	4.906%	4/2/30	5,000	5,067
	BAT Capital Corp.	2.726%	3/25/31	7,000	6,307
	BAT International Finance plc	4.448%	3/16/28	22,028	22,072
	Brown-Forman Corp.	4.750%	4/15/33	8,885	8,905
	General Mills Inc.	4.875%	1/30/30	22,640	23,010
	General Mills Inc.	5.250%	1/30/35	12,500	12,561
	Haleon US Capital LLC	3.375%	3/24/29	9,973	9,640
	Haleon US Capital LLC	3.625%	3/24/32	8,185	7,657
	Keurig Dr Pepper Inc.	5.050%	3/15/29	15,000	15,329
	Kraft Heinz Foods Co.	5.200%	3/15/32	12,500	12,724
	Kroger Co.	5.000%	9/15/34	50,292	50,014
[7]	Mars Inc.	5.000%	3/1/32	61,875	62,702
[7]	Mars Inc.	5.200%	3/1/35	44,590	45,115
	Philip Morris International Inc.	5.125%	11/17/27	60,575	61,782
	Philip Morris International Inc.	4.875%	2/15/28	24,115	24,519
	Philip Morris International Inc.	4.875%	2/13/29	10,000	10,173
	Philip Morris International Inc.	3.375%	8/15/29	10,230	9,870
	Philip Morris International Inc.	5.625%	11/17/29	21,035	22,086
	Philip Morris International Inc.	5.125%	2/15/30	41,850	43,061
	Philip Morris International Inc.	5.500%	9/7/30	5,782	6,045
	Philip Morris International Inc.	5.125%	2/13/31	23,310	24,006
	Philip Morris International Inc.	5.750%	11/17/32	10,680	11,286
	Philip Morris International Inc.	5.375%	2/15/33	17,675	18,255
	Philip Morris International Inc.	5.625%	9/7/33	2,000	2,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.250%	2/13/34	34,715	35,396
	Sysco Corp.	5.400%	3/23/35	12,500	12,713
	Tyson Foods Inc.	3.550%	6/2/27	3,219	3,175
	Tyson Foods Inc.	4.350%	3/1/29	9,243	9,185
	Tyson Foods Inc.	5.700%	3/15/34	29,355	30,373
					716,541
Energy (2.4%)
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	8,007
	BP Capital Markets America Inc.	2.721%	1/12/32	22,386	20,021
	BP Capital Markets America Inc.	4.812%	2/13/33	50,890	50,816
	BP Capital Markets America Inc.	5.227%	11/17/34	28,890	29,373
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,062
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	58,855	59,428
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	20,000	19,293
	Diamondback Energy Inc.	5.200%	4/18/27	8,410	8,527
	Diamondback Energy Inc.	3.500%	12/1/29	12,205	11,672
	Diamondback Energy Inc.	5.150%	1/30/30	15,470	15,813
	Diamondback Energy Inc.	5.400%	4/18/34	5,000	5,012
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	17,500	18,221
	Enbridge Inc.	3.125%	11/15/29	35,000	33,070
	Enbridge Inc.	5.700%	3/8/33	20,000	20,744
	Enbridge Inc.	5.625%	4/5/34	8,000	8,229
	Energy Transfer LP	4.000%	10/1/27	4,145	4,115
	Energy Transfer LP	4.950%	5/15/28	5,394	5,468
	Energy Transfer LP	5.750%	2/15/33	7,000	7,266
	Energy Transfer LP	5.600%	9/1/34	15,000	15,228
	Enterprise Products Operating LLC	4.850%	1/31/34	30,860	30,752
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	18,680
	Helmerich & Payne Inc.	2.900%	9/29/31	9,500	7,944
	Kinder Morgan Inc.	5.000%	2/1/29	23,500	23,875
	Marathon Petroleum Corp.	5.150%	3/1/30	28,000	28,550
	Marathon Petroleum Corp.	5.700%	3/1/35	40,000	40,557
	ONEOK Inc.	4.000%	7/13/27	4,459	4,432
	ONEOK Inc.	4.250%	9/24/27	4,499	4,493
	ONEOK Inc.	5.650%	11/1/28	24,300	25,178
[4]	Petronas Capital Ltd.	3.500%	4/21/30	18,743	18,016
[7]	Petronas Capital Ltd.	4.950%	1/3/31	33,250	33,897
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/28	26,681	25,154
[7]	Schlumberger Holdings Corp.	4.850%	5/15/33	11,870	11,634
	Targa Resources Corp.	6.150%	3/1/29	31,322	32,951
	Targa Resources Partners LP	6.500%	7/15/27	11,363	11,370
	TransCanada PipeLines Ltd.	4.100%	4/15/30	21,236	20,808
	Valero Energy Corp.	5.150%	2/15/30	10,620	10,836
	Williams Cos. Inc.	3.750%	6/15/27	6,540	6,466
	Williams Cos. Inc.	5.300%	8/15/28	20,244	20,804
	Williams Cos. Inc.	5.600%	3/15/35	44,953	46,222
					764,984
Financials (15.2%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	32,655	31,816
	AerCap Ireland Capital DAC	4.625%	10/15/27	7,669	7,700
	AerCap Ireland Capital DAC	4.875%	4/1/28	16,000	16,166
	AerCap Ireland Capital DAC	5.375%	12/15/31	10,000	10,226
	American Express Co.	2.550%	3/4/27	15,400	14,999
	American Express Co.	5.850%	11/5/27	7,600	7,874
	American Express Co.	5.098%	2/16/28	26,870	27,178
	American Express Co.	5.043%	7/26/28	22,028	22,338
	American Express Co.	5.282%	7/27/29	10,000	10,283
	American Express Co.	5.532%	4/25/30	7,260	7,547
	American Express Co.	5.085%	1/30/31	4,960	5,073
	American Express Co.	5.284%	7/26/35	22,072	22,365
	American Express Co.	5.667%	4/25/36	10,000	10,359
[7]	American National Global Funding	5.550%	1/28/30	8,590	8,778
	Arthur J Gallagher & Co.	4.600%	12/15/27	9,691	9,768
	Arthur J Gallagher & Co.	5.000%	2/15/32	20,395	20,668
[7]	Athene Global Funding	4.950%	1/7/27	21,270	21,413
[7]	Athene Global Funding	5.380%	1/7/30	30,000	30,654
[4,8,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	4.770%	11/4/25	2,600	1,715
	Banco Santander SA	6.527%	11/7/27	15,200	15,609
[4]	Banco Santander SA	5.365%	7/15/28	23,600	24,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	5.588%	8/8/28	9,229	9,532
	Bank of America Corp.	5.080%	1/20/27	15,424	15,469
[4]	Bank of America Corp.	3.559%	4/23/27	2,777	2,757
	Bank of America Corp.	1.734%	7/22/27	8,000	7,777
[4]	Bank of America Corp.	3.824%	1/20/28	22,156	21,967
[4]	Bank of America Corp.	2.551%	2/4/28	14,330	13,929
[4]	Bank of America Corp.	3.705%	4/24/28	5,800	5,732
	Bank of America Corp.	4.376%	4/27/28	13,000	12,997
[4]	Bank of America Corp.	4.948%	7/22/28	11,480	11,611
	Bank of America Corp.	6.204%	11/10/28	8,510	8,856
[4]	Bank of America Corp.	3.419%	12/20/28	34,922	34,129
[4]	Bank of America Corp.	3.970%	3/5/29	16,624	16,437
	Bank of America Corp.	5.202%	4/25/29	26,734	27,321
[4]	Bank of America Corp.	2.087%	6/14/29	23,300	21,841
[4]	Bank of America Corp.	3.974%	2/7/30	1,960	1,930
[4]	Bank of America Corp.	3.194%	7/23/30	23,795	22,652
[4]	Bank of America Corp.	2.884%	10/22/30	17,816	16,671
	Bank of America Corp.	5.162%	1/24/31	8,426	8,637
[4]	Bank of America Corp.	1.898%	7/23/31	10,000	8,783
[4]	Bank of America Corp.	2.651%	3/11/32	5,110	4,583
	Bank of America Corp.	2.687%	4/22/32	38,400	34,479
	Bank of America Corp.	2.299%	7/21/32	30,200	26,314
	Bank of America Corp.	2.572%	10/20/32	12,000	10,563
[4]	Bank of America Corp.	2.972%	2/4/33	25,460	22,795
	Bank of America Corp.	4.571%	4/27/33	23,130	22,747
	Bank of America Corp.	5.288%	4/25/34	10,942	11,165
[4]	Bank of Montreal	4.700%	9/14/27	12,000	12,114
	Bank of New York Mellon Corp.	4.947%	4/26/27	90,874	91,288
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,736
	Bank of New York Mellon Corp.	4.890%	7/21/28	20,000	20,267
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	20,000	20,708
[4]	Bank of New York Mellon Corp.	6.317%	10/25/29	12,402	13,163
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,752
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	15,000	15,910
	Bank of New York Mellon Corp.	4.706%	2/1/34	18,360	18,156
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	5,550	6,111
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	21,090	21,359
	Bank of New York Mellon Corp.	5.316%	6/6/36	10,000	10,216
[7]	Bank of New Zealand	5.076%	1/30/29	20,000	20,486
[4]	Bank of Nova Scotia	5.400%	6/4/27	14,700	15,037
	Bank of Nova Scotia	5.250%	6/12/28	3,290	3,389
	Bank of Nova Scotia	4.850%	2/1/30	2,098	2,137
	Bank of Nova Scotia	5.650%	2/1/34	10,000	10,483
	Barclays plc	5.086%	2/25/29	20,445	20,703
	Barclays plc	5.367%	2/25/31	20,856	21,296
	BlackRock Funding Inc.	5.000%	3/14/34	9,000	9,199
	Blackrock Inc.	2.400%	4/30/30	2,256	2,076
	Blackrock Inc.	1.900%	1/28/31	2,800	2,464
[7]	BNP Paribas SA	5.786%	1/13/33	10,000	10,402
[7]	BPCE SA	5.203%	1/18/27	10,000	10,143
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	10,000	10,196
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	20,000	20,355
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	10,020	10,037
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	15,220	15,331
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	20,000	20,479
	Cboe Global Markets Inc.	1.625%	12/15/30	4,674	4,028
	Cboe Global Markets Inc.	3.000%	3/16/32	11,833	10,635
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,848
	Charles Schwab Corp.	2.450%	3/3/27	23,980	23,308
	Charles Schwab Corp.	3.300%	4/1/27	3,428	3,382
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,056
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,917
	Charles Schwab Corp.	5.643%	5/19/29	8,000	8,289
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,717
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,544
	Charles Schwab Corp.	5.853%	5/19/34	8,000	8,485
	Chubb INA Holdings LLC	4.650%	8/15/29	35,340	35,953
	Chubb INA Holdings LLC	1.375%	9/15/30	19,939	17,343
	Chubb INA Holdings LLC	5.000%	3/15/34	18,450	18,790
[4]	Citibank NA	5.488%	12/4/26	8,126	8,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citibank NA	4.876%	11/19/27	28,008	28,183
[4]	Citibank NA	5.570%	4/30/34	28,675	29,840
	Cooperatieve Rabobank UA	4.494%	10/17/29	8,690	8,783
[7]	Corebridge Global Funding	4.900%	1/7/28	36,364	36,932
[7]	Corebridge Global Funding	4.900%	12/3/29	10,000	10,145
[7]	Credit Agricole SA	4.631%	9/11/28	9,840	9,851
[7]	Danske Bank A/S	5.427%	3/1/28	6,667	6,784
[7]	Danske Bank A/S	5.019%	3/4/31	504	509
[7]	DNB Bank ASA	1.535%	5/25/27	10,000	9,743
[7]	GA Global Funding Trust	5.500%	1/8/29	15,000	15,367
[7]	GA Global Funding Trust	5.400%	1/13/30	30,000	30,792
[7]	GA Global Funding Trust	5.200%	12/9/31	25,000	25,063
[4]	Goldman Sachs Group Inc.	5.207%	1/28/31	15,000	15,347
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,518
[4]	HSBC Holdings plc	2.013%	9/22/28	25,000	23,683
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,513
[4]	HSBC Holdings plc	4.583%	6/19/29	1,691	1,693
	HSBC Holdings plc	2.206%	8/17/29	36,000	33,525
	HSBC Holdings plc	5.286%	11/19/30	11,015	11,251
[4]	HSBC Holdings plc	2.357%	8/18/31	17,440	15,483
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,880
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,537
	HSBC Holdings plc	5.402%	8/11/33	3,000	3,078
	HSBC Holdings plc	6.254%	3/9/34	8,500	9,088
	HSBC Holdings plc	5.450%	3/3/36	15,000	15,081
	Huntington Bancshares Inc.	6.208%	8/21/29	20,400	21,401
	Huntington National Bank	4.552%	5/17/28	5,000	5,015
	Huntington National Bank	5.650%	1/10/30	6,250	6,498
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,454
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,747
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,317
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	12,439
	JPMorgan Chase & Co.	1.045%	11/19/26	11,045	10,895
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	12,891	12,855
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	11,577
	JPMorgan Chase & Co.	6.070%	10/22/27	18,340	18,733
	JPMorgan Chase & Co.	5.040%	1/23/28	84,990	85,902
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,876
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,578
	JPMorgan Chase & Co.	5.571%	4/22/28	19,000	19,389
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	27,440	27,039
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	1,213	1,165
	JPMorgan Chase & Co.	4.979%	7/22/28	9,624	9,747
	JPMorgan Chase & Co.	4.505%	10/22/28	23,870	23,941
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,399
	JPMorgan Chase & Co.	4.915%	1/24/29	12,900	13,072
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	19,835	19,653
	JPMorgan Chase & Co.	2.069%	6/1/29	36,944	34,672
	JPMorgan Chase & Co.	5.299%	7/24/29	50,000	51,337
	JPMorgan Chase & Co.	6.087%	10/23/29	20,000	21,023
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	42,077	42,161
	JPMorgan Chase & Co.	5.012%	1/23/30	18,401	18,740
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,478
	JPMorgan Chase & Co.	4.565%	6/14/30	30,000	30,122
	JPMorgan Chase & Co.	4.995%	7/22/30	28,125	28,635
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	18,644
	JPMorgan Chase & Co.	5.140%	1/24/31	13,040	13,377
	JPMorgan Chase & Co.	1.953%	2/4/32	12,330	10,697
	JPMorgan Chase & Co.	2.580%	4/22/32	24,095	21,519
	JPMorgan Chase & Co.	2.545%	11/8/32	15,000	13,204
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,701
	JPMorgan Chase & Co.	4.912%	7/25/33	7,600	7,644
	JPMorgan Chase & Co.	6.254%	10/23/34	2,000	2,175
	JPMorgan Chase & Co.	5.294%	7/22/35	7,000	7,126
	M&T Bank Corp.	5.179%	7/8/31	5,502	5,594
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	38,940	39,285
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	9,500	9,613
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	5,193
	Mastercard Inc.	2.000%	11/18/31	5,850	5,099
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	10,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	11,101
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	18,525
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,514
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,424
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,625
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	12,090	12,394
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	15,000	15,354
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,842
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,709
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	6,122
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,847
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,769
	Mizuho Financial Group Inc.	5.778%	7/6/29	7,670	7,963
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,111
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,733
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,449
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,000	15,600
[4]	Morgan Stanley	4.350%	9/8/26	7,234	7,224
	Morgan Stanley	5.050%	1/28/27	18,480	18,534
	Morgan Stanley	1.593%	5/4/27	3,575	3,489
[4]	Morgan Stanley	1.512%	7/20/27	3,644	3,535
	Morgan Stanley	2.475%	1/21/28	11,900	11,555
[4]	Morgan Stanley	5.652%	4/13/28	11,739	12,000
[4]	Morgan Stanley	3.591%	7/22/28	4,450	4,372
	Morgan Stanley	6.296%	10/18/28	27,436	28,583
[4]	Morgan Stanley	3.772%	1/24/29	25,000	24,617
	Morgan Stanley	5.123%	2/1/29	24,090	24,511
[4]	Morgan Stanley	5.164%	4/20/29	10,000	10,197
	Morgan Stanley	5.449%	7/20/29	20,461	21,040
	Morgan Stanley	5.173%	1/16/30	25,000	25,527
	Morgan Stanley	5.042%	7/19/30	40,000	40,685
	Morgan Stanley	5.230%	1/15/31	36,591	37,521
[4]	Morgan Stanley	2.699%	1/22/31	12,265	11,304
[4]	Morgan Stanley	3.622%	4/1/31	10,510	10,075
	Morgan Stanley	5.192%	4/17/31	1,235	1,266
[4]	Morgan Stanley	1.794%	2/13/32	42,486	36,339
[4]	Morgan Stanley	1.928%	4/28/32	8,285	7,084
[4]	Morgan Stanley	2.239%	7/21/32	21,500	18,621
[4]	Morgan Stanley	2.511%	10/20/32	18,000	15,770
	Morgan Stanley	4.889%	7/20/33	22,950	22,977
	Morgan Stanley	6.342%	10/18/33	29,000	31,489
[4]	Morgan Stanley	5.250%	4/21/34	19,420	19,759
[4]	Morgan Stanley Bank NA	4.952%	1/14/28	43,050	43,412
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	13,600	13,888
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	24,988	25,291
	Morgan Stanley Bank NA	5.016%	1/12/29	19,800	20,107
	National Australia Bank Ltd.	5.087%	6/11/27	10,500	10,695
[7]	National Australia Bank Ltd.	5.181%	6/11/34	10,000	10,338
	National Bank of Canada	5.600%	7/2/27	35,000	35,385
[7]	New York Life Global Funding	4.600%	12/5/29	15,000	15,160
[7]	New York Life Global Funding	1.850%	8/1/31	5,000	4,308
[7]	New York Life Global Funding	4.550%	1/28/33	10,000	9,787
[7]	New York Life Global Funding	5.000%	1/9/34	9,250	9,314
[4]	NongHyup Bank	1.250%	7/28/26	20,000	19,356
	Northern Trust Corp.	3.150%	5/3/29	5,000	4,823
	Northern Trust Corp.	6.125%	11/2/32	5,000	5,399
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/30	47,548	48,668
[4]	PNC Bank NA	3.100%	10/25/27	17,317	16,894
[4]	PNC Bank NA	4.050%	7/26/28	5,000	4,962
	PNC Financial Services Group Inc.	3.150%	5/19/27	27,795	27,291
	PNC Financial Services Group Inc.	6.615%	10/20/27	8,820	9,069
	PNC Financial Services Group Inc.	5.354%	12/2/28	4,825	4,939
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	11,066
	PNC Financial Services Group Inc.	5.582%	6/12/29	64,069	66,364
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,508	38,479
	PNC Financial Services Group Inc.	5.492%	5/14/30	80,980	83,879
	PNC Financial Services Group Inc.	5.222%	1/29/31	6,995	7,180
	PNC Financial Services Group Inc.	4.899%	5/13/31	25,034	25,366
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,631
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	24,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	6.875%	10/20/34	9,500	10,616
	Progressive Corp.	3.200%	3/26/30	8,620	8,230
	Progressive Corp.	4.950%	6/15/33	10,000	10,210
[7]	Protective Life Global Funding	4.772%	12/9/29	15,000	15,189
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	17,217	17,676
[7]	RGA Global Funding	5.250%	1/9/30	25,000	25,635
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,638
[4]	Royal Bank of Canada	5.069%	7/23/27	67,810	68,304
[4]	Royal Bank of Canada	4.510%	10/18/27	10,000	10,017
[4]	Royal Bank of Canada	5.200%	8/1/28	12,470	12,835
[4]	Royal Bank of Canada	4.522%	10/18/28	10,000	10,043
[4]	Royal Bank of Canada	4.965%	1/24/29	2,329	2,363
[4]	Royal Bank of Canada	5.153%	2/4/31	13,640	13,919
[4]	Royal Bank of Canada	4.970%	5/2/31	9,511	9,651
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,983
[4]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,685
	State Street Corp.	5.820%	11/4/28	20,000	20,719
	State Street Corp.	4.530%	2/20/29	12,760	12,864
	State Street Corp.	3.152%	3/30/31	280	265
	State Street Corp.	5.159%	5/18/34	10,000	10,210
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	33,080	33,577
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	13,906
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	10,167
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	21,000	20,598
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,969
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	24,260	22,507
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	40,437	41,656
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	12,836
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	11,173
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	10,300	10,614
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	21,350	19,046
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	30,000	31,114
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	25,000	25,815
[7]	Swedbank AB	4.998%	11/20/29	14,700	15,088
	Toronto-Dominion Bank	4.568%	12/17/26	10,000	10,040
	Toronto-Dominion Bank	5.156%	1/10/28	8,686	8,867
	Toronto-Dominion Bank	4.783%	12/17/29	7,490	7,576
[4]	Toronto-Dominion Bank	3.200%	3/10/32	7,948	7,231
[4]	Truist Financial Corp.	4.873%	1/26/29	6,320	6,392
[4]	Truist Financial Corp.	5.435%	1/24/30	1,680	1,730
[4]	Truist Financial Corp.	5.071%	5/20/31	20,003	20,307
	UBS AG	5.000%	7/9/27	26,867	27,280
	UBS AG	4.864%	1/10/28	12,820	12,923
	UBS AG	7.500%	2/15/28	19,463	20,990
	UBS AG	5.650%	9/11/28	5,000	5,207
[7]	UBS Group AG	4.703%	8/5/27	8,220	8,235
[7]	UBS Group AG	6.327%	12/22/27	14,711	15,098
[7]	UBS Group AG	4.282%	1/9/28	43,635	43,431
[7]	UBS Group AG	6.442%	8/11/28	25,000	25,970
[7]	UBS Group AG	5.428%	2/8/30	15,000	15,397
[7]	UBS Group AG	5.617%	9/13/30	50,920	52,862
[7]	UBS Group AG	3.091%	5/14/32	7,000	6,357
[4]	US Bancorp	2.215%	1/27/28	26,508	25,617
[4]	US Bancorp	3.900%	4/26/28	7,700	7,651
	US Bancorp	5.775%	6/12/29	14,000	14,530
	US Bancorp	5.384%	1/23/30	19,610	20,196
[4]	US Bancorp	1.375%	7/22/30	6,429	5,560
	US Bancorp	5.100%	7/23/30	17,645	18,010
[4]	US Bancorp	4.967%	7/22/33	37,091	36,629
	US Bancorp	5.850%	10/21/33	16,955	17,837
	US Bancorp	4.839%	2/1/34	4,970	4,911
	US Bank NA	4.507%	10/22/27	10,000	10,011
	Wells Fargo & Co.	3.000%	10/23/26	16,620	16,335
[4]	Wells Fargo & Co.	3.196%	6/17/27	7,100	7,014
[4]	Wells Fargo & Co.	4.900%	1/24/28	7,320	7,373
[4]	Wells Fargo & Co.	2.393%	6/2/28	14,020	13,511
	Wells Fargo & Co.	6.303%	10/23/29	30,320	32,050
	Wells Fargo & Co.	5.244%	1/24/31	23,080	23,676
[4]	Wells Fargo & Co.	4.897%	7/25/33	10,000	9,999
[4,8,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.547%	2/16/26	19,700	13,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	4.750%	11/11/25	5,100	3,365
					4,817,905
Health Care (2.9%)
	AbbVie Inc.	4.800%	3/15/29	12,430	12,673
	AbbVie Inc.	4.950%	3/15/31	38,055	39,053
	AbbVie Inc.	5.050%	3/15/34	36,250	36,912
	Agilent Technologies Inc.	2.300%	3/12/31	14,702	13,024
	Amgen Inc.	5.250%	3/2/30	20,000	20,615
	Amgen Inc.	5.250%	3/2/33	20,000	20,484
[4]	Ascension Health	2.532%	11/15/29	2,500	2,331
	AstraZeneca Finance LLC	4.875%	3/3/33	10,000	10,172
	AstraZeneca Finance LLC	5.000%	2/26/34	11,390	11,613
	Baxter International Inc.	1.915%	2/1/27	55,390	53,337
	Baxter International Inc.	3.950%	4/1/30	20,000	19,541
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	7,014
	Bristol-Myers Squibb Co.	5.100%	2/22/31	3,950	4,088
	Bristol-Myers Squibb Co.	5.200%	2/22/34	32,855	33,639
	Cardinal Health Inc.	3.410%	6/15/27	25,240	24,864
	Cardinal Health Inc.	5.350%	11/15/34	15,000	15,287
[4]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,747
	Cencora Inc.	4.625%	12/15/27	9,690	9,769
	Cencora Inc.	4.850%	12/15/29	5,875	5,965
	Cencora Inc.	2.700%	3/15/31	15,000	13,549
	Cencora Inc.	5.150%	2/15/35	10,885	10,980
[4]	Cigna Group	3.400%	3/1/27	9,665	9,528
	Cigna Group	4.375%	10/15/28	4,355	4,361
	Cigna Group	5.000%	5/15/29	6,548	6,695
	Elevance Health Inc.	4.101%	3/1/28	6,765	6,746
	Elevance Health Inc.	5.150%	6/15/29	17,320	17,829
	Elevance Health Inc.	2.550%	3/15/31	14,105	12,665
	Elevance Health Inc.	4.100%	5/15/32	11,975	11,490
	Elevance Health Inc.	4.750%	2/15/33	18,005	17,882
	GE HealthCare Technologies Inc.	4.800%	1/15/31	13,425	13,535
	GE HealthCare Technologies Inc.	5.500%	6/15/35	12,450	12,748
	McKesson Corp.	4.950%	5/30/32	6,995	7,087
	McKesson Corp.	5.250%	5/30/35	15,000	15,251
	Pfizer Inc.	2.625%	4/1/30	4,545	4,229
	Pfizer Inc.	1.700%	5/28/30	4,765	4,219
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	42,860	43,205
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	38,820	39,344
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	13,620	13,596
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	272
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,621
	Quest Diagnostics Inc.	4.200%	6/30/29	15,245	15,174
	Quest Diagnostics Inc.	4.625%	12/15/29	11,430	11,538
	Quest Diagnostics Inc.	2.950%	6/30/30	16,485	15,338
	Quest Diagnostics Inc.	2.800%	6/30/31	9,600	8,710
[7]	Roche Holdings Inc.	4.985%	3/8/34	15,700	15,972
	Stryker Corp.	4.850%	2/10/30	20,000	20,402
	Sutter Health	5.164%	8/15/33	3,785	3,832
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,237
	UnitedHealth Group Inc.	4.250%	1/15/29	42,195	42,107
	UnitedHealth Group Inc.	4.800%	1/15/30	970	985
	UnitedHealth Group Inc.	5.300%	2/15/30	2,750	2,846
	UnitedHealth Group Inc.	2.000%	5/15/30	1,935	1,732
	UnitedHealth Group Inc.	4.650%	1/15/31	7,295	7,332
	UnitedHealth Group Inc.	4.900%	4/15/31	39,835	40,471
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	10,152
	UnitedHealth Group Inc.	5.350%	2/15/33	7,420	7,638
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	14,796
	UnitedHealth Group Inc.	5.000%	4/15/34	16,555	16,538
	UnitedHealth Group Inc.	5.300%	6/15/35	9,945	10,135
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	42,020	43,070
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	20,455	20,964
					929,929
Industrials (0.6%)
	Canadian National Railway Co.	3.850%	8/5/32	6,900	6,562
[7]	Daimler Truck Finance North America LLC	4.950%	1/13/28	6,470	6,547
[7]	Daimler Truck Finance North America LLC	5.250%	1/13/30	25,220	25,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	ERAC USA Finance LLC	5.000%	2/15/29	16,470	16,865
	Honeywell International Inc.	1.750%	9/1/31	20,250	17,283
[4]	John Deere Capital Corp.	2.000%	6/17/31	25,000	21,904
	L3Harris Technologies Inc.	4.400%	6/15/28	11,008	11,034
	Lockheed Martin Corp.	4.500%	2/15/29	20,460	20,654
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,242
	Lockheed Martin Corp.	3.900%	6/15/32	9,670	9,308
	Northrop Grumman Corp.	3.250%	1/15/28	25,747	25,157
	Rockwell Automation Inc.	1.750%	8/15/31	2,500	2,148
	RTX Corp.	2.375%	3/15/32	11,326	9,857
	RTX Corp.	5.150%	2/27/33	16,000	16,348
					194,719
Materials (0.4%)
[7]	Georgia-Pacific LLC	4.950%	6/30/32	10,290	10,410
[7]	Glencore Funding LLC	5.673%	4/1/35	10,440	10,651
	Nutrien Ltd.	2.950%	5/13/30	12,300	11,451
	Nutrien Ltd.	5.400%	6/21/34	19,561	19,856
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	7,000	7,126
	Smurfit Westrock Financing DAC	5.418%	1/15/35	60,540	61,302
	Vulcan Materials Co.	4.950%	12/1/29	7,226	7,364
	WRKCo Inc.	4.900%	3/15/29	12,000	12,154
					140,314
Real Estate (0.8%)
	American Homes 4 Rent LP	4.900%	2/15/29	14,833	14,995
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,918
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,197
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,639
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,346
	AvalonBay Communities Inc.	5.350%	6/1/34	9,915	10,199
	Brixmor Operating Partnership LP	5.200%	4/1/32	11,420	11,534
	Camden Property Trust	4.900%	1/15/34	10,000	10,001
	ERP Operating LP	2.850%	11/1/26	3,000	2,946
	ERP Operating LP	4.150%	12/1/28	11,480	11,478
	ERP Operating LP	2.500%	2/15/30	1,500	1,384
	ERP Operating LP	1.850%	8/1/31	4,750	4,102
	ERP Operating LP	4.650%	9/15/34	1,342	1,302
	Essex Portfolio LP	5.500%	4/1/34	2,318	2,372
	Essex Portfolio LP	5.375%	4/1/35	9,633	9,778
	Extra Space Storage LP	5.700%	4/1/28	7,290	7,531
	Extra Space Storage LP	5.500%	7/1/30	14,526	15,064
	Healthpeak OP LLC	5.375%	2/15/35	6,894	6,964
	Mid-America Apartments LP	5.000%	3/15/34	10,991	11,068
	Prologis LP	2.125%	4/15/27	3,600	3,480
	Prologis LP	1.250%	10/15/30	10,000	8,549
	Prologis LP	1.750%	2/1/31	7,783	6,749
	Prologis LP	4.625%	1/15/33	7,817	7,775
	Prologis LP	5.000%	3/15/34	7,500	7,517
	Public Storage Operating Co.	1.850%	5/1/28	5,710	5,363
	Public Storage Operating Co.	1.950%	11/9/28	3,500	3,260
	Public Storage Operating Co.	5.125%	1/15/29	2,670	2,753
	Public Storage Operating Co.	3.385%	5/1/29	11,800	11,442
	Public Storage Operating Co.	2.300%	5/1/31	9,170	8,144
	Realty Income Corp.	4.125%	10/15/26	16,355	16,319
	Simon Property Group LP	1.375%	1/15/27	5,000	4,788
	Simon Property Group LP	3.375%	6/15/27	10,780	10,616
	Simon Property Group LP	2.450%	9/13/29	3,300	3,066
	Simon Property Group LP	2.650%	7/15/30	11,500	10,605
	Welltower OP LLC	4.250%	4/15/28	2,055	2,058
					246,302
Technology (1.3%)
	Analog Devices Inc.	2.100%	10/1/31	14,030	12,260
	Analog Devices Inc.	5.050%	4/1/34	3,250	3,327
	Automatic Data Processing Inc.	4.450%	9/9/34	20,125	19,708
	Broadcom Inc.	5.050%	7/12/29	21,301	21,813
	Broadcom Inc.	5.050%	4/15/30	30,000	30,721
[4]	Broadcom Inc.	4.550%	2/15/32	10,000	9,908
[7]	Broadcom Inc.	3.469%	4/15/34	10,000	8,920
	Cisco Systems Inc.	4.950%	2/26/31	22,410	23,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	5.050%	2/26/34	19,960	20,430
	Dell International LLC	4.900%	10/1/26	15,890	15,964
	Dell International LLC	5.250%	2/1/28	8,410	8,613
	Dell International LLC	4.350%	2/1/30	9,283	9,206
	Dell International LLC	5.400%	4/15/34	5,523	5,623
[7]	Foundry JV Holdco LLC	5.500%	1/25/31	16,500	16,919
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	8,429	8,388
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	11,152	11,105
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	20,000	19,405
	Intel Corp.	3.150%	5/11/27	5,675	5,558
	Intel Corp.	5.125%	2/10/30	10,000	10,223
	Intel Corp.	5.000%	2/21/31	10,000	10,155
	Intel Corp.	2.000%	8/12/31	20,000	17,184
	Oracle Corp.	4.800%	8/3/28	10,450	10,620
	Paychex Inc.	5.350%	4/15/32	12,580	12,914
	S&P Global Inc.	2.700%	3/1/29	35,960	34,088
	S&P Global Inc.	2.500%	12/1/29	10,680	9,934
	S&P Global Inc.	2.900%	3/1/32	4,820	4,379
	Salesforce Inc.	1.950%	7/15/31	7,425	6,509
	Synopsys Inc.	4.850%	4/1/30	11,440	11,601
	Synopsys Inc.	5.000%	4/1/32	7,397	7,491
	Synopsys Inc.	5.150%	4/1/35	8,350	8,418
	Texas Instruments Inc.	3.650%	8/16/32	6,365	6,023
	VMware LLC	2.200%	8/15/31	5,000	4,339
					404,795
Utilities (1.2%)
	Ameren Illinois Co.	1.550%	11/15/30	8,575	7,419
[4]	Appalachian Power Co.	2.700%	4/1/31	8,136	7,313
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,766
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,792
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	10,000	10,241
[4]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,733
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,408
[4]	Dominion Energy Inc.	4.350%	8/15/32	15,000	14,404
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,759
	DTE Electric Co.	2.250%	3/1/30	6,000	5,486
	DTE Energy Co.	5.100%	3/1/29	15,183	15,489
	DTE Energy Co.	5.200%	4/1/30	16,050	16,432
	DTE Energy Co.	5.850%	6/1/34	12,592	13,168
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,995
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,926
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,576	7,757
	Duke Energy Carolinas LLC	4.950%	1/15/33	7,470	7,596
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,673
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	15,745
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,953
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,481
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,588
	FirstEnergy Transmission LLC	4.550%	1/15/30	3,590	3,592
[4]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	7,892
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,484
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,827
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,793
[4]	Nevada Power Co.	2.400%	5/1/30	8,360	7,664
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	8,410	8,110
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	14,580	14,785
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	15,000	15,452
	NiSource Inc.	5.250%	3/30/28	1,300	1,331
	NiSource Inc.	1.700%	2/15/31	15,027	12,868
[4]	PG&E Recovery Funding LLC	5.045%	7/15/32	2,159	2,185
	PPL Electric Utilities Corp.	4.850%	2/15/34	9,950	9,962
[7]	PSEG Power LLC	5.750%	5/15/35	7,455	7,672
	Public Service Co. of Colorado	5.350%	5/15/34	6,110	6,201
[4]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	9,932
[4]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,000	10,258
	Union Electric Co.	5.200%	4/1/34	7,500	7,628
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	15,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Electric Power Co.	4.750%	9/30/32	2,500	2,525
					371,629
Total Corporate Bonds (Cost $9,407,099)					9,461,877
Sovereign Bonds (2.6%)
[4,7]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/30	34,798	34,636
[4,7,10]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	20,430	21,497
[4]	Bermuda	3.717%	1/25/27	11,758	11,601
[4]	Bermuda	4.750%	2/15/29	10,984	11,032
[4]	Bermuda	2.375%	8/20/30	5,000	4,429
[4]	Bermuda	5.000%	7/15/32	11,700	11,416
[4,7]	Central American Bank for Economic Integration	5.000%	1/25/27	29,484	29,814
[4,11]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,480
[4,7]	Kingdom of Saudi Arabia	5.125%	1/13/28	109,550	111,277
[4]	Kingdom of Saudi Arabia	5.125%	1/13/28	51,338	52,174
[4]	Korea Gas Corp.	3.875%	7/13/27	35,000	34,747
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	34,140
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	34,991
[4,7]	KSA Sukuk Ltd.	5.250%	6/4/27	26,740	27,136
[4]	KSA Sukuk Ltd.	5.250%	6/4/27	10,700	10,859
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,524
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	24,199
[4,7]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	21,715
[4]	Republic of Chile	2.750%	1/31/27	88,929	86,638
[4]	Republic of Chile	4.850%	1/22/29	6,000	6,085
[4,12]	Republic of Hungary	4.500%	6/16/34	8,905	10,563
[4]	Republic of Latvia	5.125%	7/30/34	30,882	30,847
[4]	Republic of Poland	4.875%	2/12/30	20,202	20,578
[4]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	7,100
[4,12]	State of Israel	1.500%	1/16/29	2,886	3,188
[4]	State of Israel	5.375%	3/12/29	5,135	5,228
[4]	State of Israel	2.500%	1/15/30	435	393
[4]	State of Israel	5.375%	2/19/30	27,875	28,479
[4]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	4,298
[4,7]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	108,953
[4,7]	Tokyo Metropolitan Government	4.625%	6/1/26	14,160	14,204
Total Sovereign Bonds (Cost $832,316)					817,221
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	71,427
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	49,211
Total Taxable Municipal Bonds (Cost $130,000)					120,638

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (0.4%)
[13]	Vanguard Market Liquidity Fund	4.355%		1,163,397	116,328
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.8%)
	United States Treasury Bill	4.052%	6/11/26	277,178	267,058
Total Temporary Cash Investments (Cost $383,163)					383,386
Total Investments (99.5%) (Cost $31,550,580)					31,541,642
Other Assets and Liabilities—Net (0.5%)					149,404
Net Assets (100%)					31,691,046
Cost is in $000.
1	Securities with a value of $4,515 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $36,074 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $10,135 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $4,746,652, representing 15.0% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in Australian dollars.
10	Guaranteed by the Republic of Poland.
11	Guaranteed by the Government of Japan.
12	Face amount denominated in euro.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	7,877	1,638,601	5,098
5-Year U.S. Treasury Note	September 2025	7,725	842,025	4,274
Euro-Bobl	September 2025	9	1,247	(3)
Ultra Long U.S. Treasury Bond	September 2025	101	12,032	347
				9,716

Short Futures Contracts
10-Year U.S. Treasury Note	September 2025	(7,903)	(886,124)	(10,929)
Euro-Bund	September 2025	(61)	(9,352)	42
Euro-Schatz	September 2025	(77)	(9,728)	(1)
Long U.S. Treasury Bond	September 2025	(757)	(87,410)	(2,055)
Ultra 10-Year U.S. Treasury Note	September 2025	(5,241)	(598,866)	(9,681)
				(22,624)
				(12,908)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	USD	19,629	AUD	30,060	—	(187)
Royal Bank of Canada	9/17/25	USD	10,295	EUR	8,838	—	(169)
JPMorgan Chase Bank, N.A.	9/17/25	USD	4,466	EUR	3,888	—	(138)
State Street Bank & Trust Co.	9/17/25	USD	1,378	GBP	1,018	—	(19)
						—	(513)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S44-V1	6/20/30	USD	838,710	(1.000)	(18,803)	(7,853)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	6/20/30	JPMC	20,820	1.000	445	396	49	—
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $661 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2025, counterparties had deposited in segregated accounts securities with a value of $1,875,000 and cash of $1,380,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,573,028	—	13,573,028
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,185,492	—	7,185,492
Corporate Bonds	—	9,461,877	—	9,461,877
Sovereign Bonds	—	817,221	—	817,221
Taxable Municipal Bonds	—	120,638	—	120,638
Temporary Cash Investments	116,328	267,058	—	383,386
Total	116,328	31,425,314	—	31,541,642

Derivative Financial Instruments
Assets
Futures Contracts[1]	9,761	—	—	9,761
Swap Contracts	—	49	—	49
Total	9,761	49	—	9,810
Liabilities
Futures Contracts[1]	(22,669)	—	—	(22,669)
Forward Currency Contracts	—	(513)	—	(513)
Swap Contracts	(7,853)[1]	—	—	(7,853)
Total	(30,522)	(513)	—	(31,035)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.